Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 1	$ 67,500
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 2	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 3	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 4	167,500
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 5	(67,500)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 6	(100,000)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 7	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 8	$ 67,500